UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment [   ]; Amendment Number: _________
     This Amendment   [   ] is a restatement.
                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     3V Capital Management LLC
Address:  3 Greenwich Office Park
          Greenwich, CT  06831

Form 13F File Number:  028-12288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Scott Stagg
Title: Managing Member
Phone: (203) 660-6158

Signature, Place, and Date of Signing:

/s/ Scott Stagg              Greenwich, CT            May 4, 2007
     [Signature]             [City, State]              [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total: 23

Form 13F Information Table Value Total: $161,587 (in thousands)

List of Other Included Managers:


* Messrs. Scott Stagg and Gary Katcher are the investment managers of 3V Capital Management LLC and 3V Capital Advisors LLC which have investment discretion over the investment portfolios reported herein.

                                  Title Of                Value   SH/Prn   SH/ PUT/ Investment  Other     Voting Authority
Name Of Issuer                     Class         CUSIP   x$1,000    Amt    Prn CALL Discretion Managers   Sole    Shared None
ALTRIA GROUP INC              Common           02209S103  12,293   140,000 SH         SHARED              140,000
AQUILA INC                    Common           03840P102   2,529   605,000 SH         SHARED              605,000
ARMSTRONG WORLD INDS INC NEW  Common           04247X102   2,719    53,465 SH         SHARED               53,465
ATLAS AIR WORLDWIDE HLDGS INC Common New       049164205  10,546   200,000 SH         SHARED              200,000
CMS ENERGY CORP               Common           125896100   6,853   385,000 SH         SHARED              385,000
CORE MARK HOLDING CO INC      Common           218681104   9,848   276,006 SH         SHARED              276,006
FIELDSTONE INVT CORP          Common           31659U300   1,035   337,266 SH         SHARED              337,266
GRACE W R & CO DEL NEW        Common           38388F108   2,777   105,113 SH         SHARED              105,113
INTERNET COMM CORP            CL A             46059F109     597   252,954 SH         SHARED              252,954
IPCS INC                      Common New       44980Y305  49,718 1,014,858 SH         SHARED            1,014,858
MIRANT CORP NEW               *W EXP 01/03/201 60467R118   1,650    77,816 SH         SHARED               77,816
MIRANT CORP NEW               *W EXP 01/03/201 60467R126   1,300    58,996 SH         SHARED               58,996
MIRANT CORP NEW               Common           60467R100       0         7 SH         SHARED                    7
NRG ENERGY INC                Common New       629377508  21,951   304,700 SH         SHARED              304,700
PORTLAND GEN ELEC CO          Common New       736508847      55     1,878 SH         SHARED                1,878
RIVIERA HLDGS CORP            Common           769627100   6,705   239,900 SH         SHARED              239,900
SHENANDOAH TELECOMMUNICATION  Common           82312B106  24,821   527,093 SH         SHARED              527,093
TIME WARNER CABLE INC         CL A             88732J108     678    18,106 SH         SHARED               18,106
UAL CORP                      Common New       902549807     855    22,388 SH         SHARED               22,388
UNIFI INC                     Common           904677101   1,409   489,300 SH         SHARED              489,300
UNITED STATES OIL FUND LP     Units            91232N108     128     2,400 SH         SHARED                2,400
UNIVERSAL POWER GROUP INC     Common           913788105   3,112   628,700 SH         SHARED              628,700
US AIRWAYS GROUP INC          Common           90341W108       8       168 SH         SHARED                  168
                                                         161,587